Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deposits and Other Current Assets [Abstract]
Schedule of accrued expenses and other current liabilities	Accrued expenses and other current liabilities consist of the following:
6.	Accrued Expenses and Other Current Liabilities

	June 30, 2022	December 31, 2021
Accrued payroll and benefits	$29,770	$21,752
Accrued legal contingencies	14,808	16,881
Engineering, design and testing services received not invoiced	14,140	6,620
Deposits from customers	3,975	4,354
Due to affiliates	6,621	6,673
Obligation to issue registered shares of Class A Common Stock (1)	—	12,635
Other current liabilities	23,078	21,597
Total accrued expenses and other current liabilities	$92,392	$90,512

(1)	The obligation to issue registered shares of Class A Common Stock was reclassified to Commitment to issue Class A Common Stock upon the adoption of ASU 2020-06 (see Note 7, Fair Value of Financial Instruments).

	2021	2020
Accrued expenses and other current liabilities
Accrued payroll and benefits	$21,752	$19,180
Accrued legal contingencies	16,881	5,025
Capital lease, current portion	2,574	4,396
Tooling, machinery, and equipment received not invoiced	7,243	509
Engineering, design, and testing services received not invoiced	6,620	—
Deposits from customers	4,354	3,523
Due to affiliates	6,673	5,123
Obligation to issue registered shares of Class A Common Stock	12,635	—
Other current liabilities	11,780	14,626
Total accrued expenses and other current liabilities	$90,512	$52,382